Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (expense) from investments
Dividends	€ 255	€ 351	€ 230
Net gain (loss) on disposals	430	483	1
Other net income (expense)	423	2,789	(8)
Other gain (loss) from investments	€ 1,108	€ 3,623	€ 223